Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2017	Dec. 31, 2017
Accounting Policies [Abstract]
Partners' Capital Account, Units, Sale of Units (in Shares)	2,631,579	3,191,231
Proceeds from Issuance of Common Limited Partners Units		$ 61,200,000	$ 57,014,432
Proceeds, Net of Offering Costs, from Issuance of Common Limited Partners Units		$ 57,000,000